Income Tax (Tables)	9 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets at December 31, 2021 is as follows:

December 31, 2021
Capitalized start-up costs	$413,817
Unrealized gains on marketable securities	(802)
Charitable contributions	5,019
Net operating loss carryforward	39,344

Total deferred tax assets	457,378
Valuation allowance	(457,378)

Deferred tax assets	$—

Schedule of Components of Income Tax Expense
The income tax provision for the period from March 24, 2021 (inception) through December 31, 2021 consists of the following:

December 31, 2021
Current expense (benefit)
Federal	$—
State	—
Deferred expense (benefit)
Federal	(373,152)
State	(84,226)
Change in Valuation Allowance	457,378

Income tax provision	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	(2.49)%
Change in fair value of warrant liabilities	(35.05)%
Change in valuation allowance	13.50%
Change in fair value of forward purchase units	3.04%

Income tax provision	0.00%